Derivative Financial Instruments (Detail)	12 Months Ended																			12 Months Ended													12 Months Ended											12 Months Ended															12 Months Ended																									12 Months Ended														12 Months Ended											12 Months Ended																																															12 Months Ended
	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 27, 2014 Other Current Assets [Member] USD ($)	Dec. 28, 2013 Other Current Assets [Member] USD ($)	Dec. 27, 2014 Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 28, 2013 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 29, 2012 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 27, 2014 Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Subject To Regulatory Approvals And Other Closing Conditions Of A Series Of Agreements With Counterparty [Member] Tsinghua Unigroup Ltd. [Member] USD ($)	Dec. 27, 2014 Subject To Regulatory Approvals And Other Closing Conditions Of A Series Of Agreements With Counterparty [Member] Tsinghua Unigroup Ltd. [Member] CNY	Dec. 27, 2014 Currency Forwards [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] USD ($)	Dec. 29, 2012 Currency Forwards [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 29, 2012 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Currency Forwards [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Currency Forwards [Member] Tsinghua Unigroup Ltd. [Member] USD ($)	Dec. 27, 2014 Currency Interest Rate Swaps [Member] USD ($)	Dec. 28, 2013 Currency Interest Rate Swaps [Member] USD ($)	Dec. 29, 2012 Currency Interest Rate Swaps [Member] USD ($)	Dec. 27, 2014 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 28, 2013 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 29, 2012 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 27, 2014 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Currency Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Embedded Debt Derivatives [Member] USD ($)	Dec. 28, 2013 Embedded Debt Derivatives [Member] USD ($)	Dec. 29, 2012 Embedded Debt Derivatives [Member] USD ($)	Dec. 27, 2014 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Embedded Debt Derivatives [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Interest Rate Swaps [Member] USD ($)	Dec. 28, 2013 Interest Rate Swaps [Member] USD ($)	Dec. 29, 2012 Interest Rate Swaps [Member] USD ($)	Dec. 27, 2014 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 28, 2013 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 29, 2012 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Interest and Other, Net [Member] USD ($)	Dec. 27, 2014 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Interest Rate Swaps [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Total Return Swaps [Member] USD ($)	Dec. 28, 2013 Total Return Swaps [Member] USD ($)	Dec. 29, 2012 Total Return Swaps [Member] USD ($)	Dec. 27, 2014 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Various [Member] USD ($)	Dec. 28, 2013 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Various [Member] USD ($)	Dec. 29, 2012 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Various [Member] USD ($)	Dec. 27, 2014 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Total Return Swaps [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] USD ($)	Dec. 29, 2012 Other Derivative Instruments [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] Interest and Other, Net [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] Interest and Other, Net [Member] USD ($)	Dec. 29, 2012 Other Derivative Instruments [Member] Interest and Other, Net [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Gains (Losses) On Equity Investments, Net [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Gains (Losses) On Equity Investments, Net [Member] USD ($)	Dec. 29, 2012 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Gains (Losses) On Equity Investments, Net [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Current Assets [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Long-Term Assets [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Accrued Liabilities [Member] USD ($)	Dec. 27, 2014 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 28, 2013 Other Derivative Instruments [Member] Not Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] USD ($)	Dec. 27, 2014 British Pound Sterling [Member] USD ($)	Dec. 28, 2013 British Pound Sterling [Member] USD ($)	Dec. 29, 2012 British Pound Sterling [Member] USD ($)	Dec. 27, 2014 Chinese Yuan [Member] USD ($)	Dec. 28, 2013 Chinese Yuan [Member] USD ($)	Dec. 29, 2012 Chinese Yuan [Member] USD ($)	Dec. 27, 2014 Euro [Member] USD ($)	Dec. 28, 2013 Euro [Member] USD ($)	Dec. 29, 2012 Euro [Member] USD ($)	Dec. 27, 2014 Indian Rupee [Member] USD ($)	Dec. 28, 2013 Indian Rupee [Member] USD ($)	Dec. 29, 2012 Indian Rupee [Member] USD ($)	Dec. 27, 2014 Israeli Shekel [Member] USD ($)	Dec. 28, 2013 Israeli Shekel [Member] USD ($)	Dec. 29, 2012 Israeli Shekel [Member] USD ($)	Dec. 27, 2014 Japanese Yen [Member] USD ($)	Dec. 28, 2013 Japanese Yen [Member] USD ($)	Dec. 29, 2012 Japanese Yen [Member] USD ($)	Dec. 27, 2014 Malaysian Ringgit [Member] USD ($)	Dec. 28, 2013 Malaysian Ringgit [Member] USD ($)	Dec. 29, 2012 Malaysian Ringgit [Member] USD ($)	Dec. 27, 2014 Swiss Franc [Member] USD ($)	Dec. 28, 2013 Swiss Franc [Member] USD ($)	Dec. 29, 2012 Swiss Franc [Member] USD ($)	Dec. 27, 2014 Other Currencies [Member] USD ($)	Dec. 28, 2013 Other Currencies [Member] USD ($)	Dec. 29, 2012 Other Currencies [Member] USD ($)	Dec. 27, 2014 Currency Exchange Rate Derivatives [Member] USD ($)	Dec. 28, 2013 Currency Exchange Rate Derivatives [Member] USD ($)	Dec. 29, 2012 Currency Exchange Rate Derivatives [Member] USD ($)	Dec. 27, 2014 Equity Options [Member] Not Designated as Hedging Instrument [Member] Gains (Losses) On Equity Investments, Net [Member] USD ($)	Dec. 28, 2013 Equity Options [Member] Not Designated as Hedging Instrument [Member] Gains (Losses) On Equity Investments, Net [Member] USD ($)	Dec. 29, 2012 Equity Options [Member] Not Designated as Hedging Instrument [Member] Gains (Losses) On Equity Investments, Net [Member] USD ($)
Derivative [Line Items]
Deferred Compensation Liability, Current and Noncurrent	$ 1,200,000,000	$ 1,100,000,000
Gross Notional Amounts [Abstract]
Derivative, Notional Amount	27,076,000,000	23,739,000,000	21,463,000,000																														15,578,000,000	13,404,000,000	13,117,000,000																				1,500,000,000	5,446,000,000	4,377,000,000	2,711,000,000												3,600,000,000	3,600,000,000	3,600,000,000									1,347,000,000	1,377,000,000	1,101,000,000												1,056,000,000	914,000,000	807,000,000												49,000,000	67,000,000	127,000,000															410,000,000	549,000,000	308,000,000	3,097,000,000	1,116,000,000	647,000,000	7,486,000,000	6,874,000,000	5,994,000,000	418,000,000	303,000,000	309,000,000	2,489,000,000	2,244,000,000	2,256,000,000	3,779,000,000	4,116,000,000	4,389,000,000	902,000,000	506,000,000	442,000,000	1,289,000,000	1,189,000,000	657,000,000	1,154,000,000	884,000,000	826,000,000	21,024,000,000	17,781,000,000	15,828,000,000
Tsinghua Unigroup Ltd. Agreement [Abstract]
Cost Method Investments	1,769,000,000	1,270,000,000																													1,500,000,000	9,000,000,000
Cost Method Investment, Ownership Percentage																															20.00%	20.00%
Derivative Instruments in Statements of Financial Position, Fair Value [Abstract]
Derivative Asset, Fair Value, Gross Asset	559,000,000	325,000,000		561,000,000	357,000,000	57,000,000	36,000,000					6,000,000	114,000,000	1,000,000	1,000,000								555,000,000	243,000,000	56,000,000	35,000,000										6,000,000	114,000,000	1,000,000	1,000,000								207,000,000	66,000,000	0	0												344,000,000	124,000,000	34,000,000	6,000,000								0	0	0	0											3,000,000	5,000,000	0	0											0	48,000,000	0	0														1,000,000	0	22,000,000	29,000,000
Derivative Liability, Fair Value, Gross Liability	559,000,000	401,000,000						563,000,000	372,000,000	17,000,000	50,000,000					497,000,000	118,000,000	9,000,000	2,000,000								66,000,000	254,000,000	8,000,000	48,000,000										497,000,000	118,000,000	9,000,000	2,000,000								44,000,000	63,000,000	0	0												7,000,000	163,000,000	0	29,000,000								4,000,000	0	8,000,000	19,000,000											11,000,000	28,000,000	0	0											0	0	0	0														0	0	0	0
Offsetting Derivative Assets [Abstract]
Derivative Assets Subject To Master Netting Arrangements, Gross Amounts Offset In The Balance Sheet	0	0
Derivative Assets Subject To Master Netting Arrangements, Net Amounts Presented In The Balance Sheet	559,000,000	325,000,000
Derivative Assets Subject To Master Netting Arrangements, Gross Amounts Not Offset In The Balance Sheet - Financial Instruments	(365,000,000)	(158,000,000)
Derivative Assets Subject To Master Netting Arrangements, Gross Amounts Not Offset In The Balance Sheet - Cash And Non-Cash Collateral Received Or Pledged	(78,000,000)	(3,000,000)
Derivative Assets Subject To Master Netting Arrangements, Net Amount	116,000,000	164,000,000
Reverse Repurchase Agreements, Gross Amounts Recognized	718,000,000	800,000,000
Reverse Repurchase Agreements, Gross Amounts Offset In The Balance Sheet	0	0
Reverse Repurchase Agreements, Net Amounts Presented In The Balance Sheet	718,000,000	800,000,000
Reverse Repurchase Agreements, Gross Amounts Not Offset In The Balance Sheet - Financial Instruments	0	0
Reverse Repurchase Agreements, Gross Amounts Not Offset In The Balance Sheet - Cash And Non-Cash Collateral Received Or Pledged	(718,000,000)	(800,000,000)
Reverse Repurchase Agreements, Net Amount	0	0
Total Assets, Gross Amounts Recognized	1,277,000,000	1,125,000,000
Total Assets, Gross Amounts Offset In The Balance Sheet	0	0
Total Assets, Net Amounts Presented In The Balance Sheet	1,277,000,000	1,125,000,000
Total Assets, Gross Amounts Not Offset In The Balance Sheet - Financial Instruments	(365,000,000)	(158,000,000)
Total Assets, Gross Amounts Not Offset In The Balance Sheet - Cash and Non-Cash Collateral Received Or Pledged	(796,000,000)	(803,000,000)
Total Assets, Net Amount	116,000,000	164,000,000
Offsetting Derivative Liabilities [Abstract]
Derivative Liabilities Subject To Master Netting Arrangements, Gross Amounts Offset In The Balance Sheet	0	0
Derivative Liabilities Subject To Master Netting Arrangements, Net Amounts Presented In The Balance Sheet	559,000,000	401,000,000
Derivative Liabilities Subject To Master Netting Arrangements, Gross Amounts Offset In The Balance Sheet - Financial Instruments	(365,000,000)	(158,000,000)
Derivative Liability, Collateral, Obligation To Reclaim Cash Or Non-Cash	(80,000,000)	(32,000,000)
Derivative Liabilities Subject To Master Netting Arrangements, Gross Amounts Offset In The Balance Sheet - Cash And Non-Cash Collateral Received Or Pledged	114,000,000	211,000,000
Total Liabilities, Gross Amounts Recognized	559,000,000	401,000,000
Total Liabilities, Gross Amounts Offset In The Balance Sheet	0	0
Total Liabilities, Net Amounts Presented In The Balance Sheet	559,000,000	401,000,000
Total Liabilities, Gross Amounts Not Offset In The Balance Sheet - Financial Instruments	(365,000,000)	(158,000,000)
Total Liabilities, Gross Amounts Not Offset In The Balance Sheet - Cash and Non-Cash Collateral Received Or Pledged	(80,000,000)	(32,000,000)
Total Liabilities, Net Amount	114,000,000	211,000,000
Schedule of Derivative Instruments in Cash Flow Hedging Relationships [Abstract]
Gains (Losses) Recognized in Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(589,000,000)	(166,000,000)	13,000,000																														(587,000,000)	(167,000,000)	4,000,000																																																																										(2,000,000)	1,000,000	9,000,000
Schedule of Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Gains (Losses) Recognized in Income on Derivatives																				$ 659,000,000	$ 219,000,000	$ 35,000,000																						$ 144,000,000	$ 44,000,000	$ 3,000,000													$ 456,000,000	$ 29,000,000	$ (71,000,000)																							$ (3,000,000)	$ 0	$ 31,000,000												$ 68,000,000	$ 140,000,000	$ 77,000,000												$ 0	$ 0	$ 3,000,000	$ (6,000,000)	$ 5,000,000	$ (7,000,000)																																							$ 0	$ 1,000,000	$ (1,000,000)